                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                         AIM V.I. LARGE CAP GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. PREMIER EQUITY FUND
                            AIM V.I. REAL ESTATE FUND
                         AIM V.I. SMALL CAP EQUITY FUND

                         (SERIES I AND SERIES II SHARES)

                         Supplement dated September 20,
      2005 to the Statement of Additional Information dated April 29, 2005 as supplemented July 1, 2005


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM V.I. AGGRESSIVE GROWTH FUND" on page G-1 of the Statement of Additional Information:

                "NAME OF PORTFOLIO MANAGER                           DOLLAR RANGE OF INVESTMENTS IN EACH FUND
------------------------------------------------------------ ---------------------------------------------------------
                                           AIM V.I. AGGRESSIVE GROWTH FUND
------------------------------------------------------------ ---------------------------------------------------------
Kirk L. Anderson(2)                                                                    None
------------------------------------------------------------ ---------------------------------------------------------
James G. Birdsall(2)                                                                   None
------------------------------------------------------------ ---------------------------------------------------------
Lanny H. Sachnowitz(2)                                                                 None
------------------------------------------------------------ ---------------------------------------------------------

(2) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM V.I Aggressive Growth Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM V.I. CAPITAL APPRECIATION FUND" on page G-1 of the Statement of Additional
Information:

                "NAME OF PORTFOLIO MANAGER                           DOLLAR RANGE OF INVESTMENTS IN EACH FUND
------------------------------------------------------------ ---------------------------------------------------------
                                         AIM V.I. CAPITAL APPRECIATION FUND
------------------------------------------------------------ ---------------------------------------------------------
Kirk L. Anderson(3)                                                                    None
------------------------------------------------------------ ---------------------------------------------------------
James G. Birdsall(3)                                                                   None
------------------------------------------------------------ ---------------------------------------------------------
Robert J. Lloyd                                                                        None
------------------------------------------------------------ ---------------------------------------------------------
Lanny H. Sachnowitz(3)                                                                 None
------------------------------------------------------------ ---------------------------------------------------------

(3) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM V.I. Capital Appreciation Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM V.I. AGGRESSIVE GROWTH FUND" on page G-5 of the Statement of Additional Information:

                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
     "NAME OF PORTFOLIO MANAGER                                        CATEGORY
-------------------------------------- --------------------------------------------------------------------------
                                        AIM V.I. AGGRESSIVE GROWTH FUND
-------------------------------------- --------------------------------------------------------------------------
Kirk L. Anderson(4)                    12 Registered Mutual Funds with $5,994,696,613 in total assets under management

                                       4 Unregistered Pooled Investment Vehicles with $352,982,291 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
James G. Birdsall(4)                   4 Registered Mutual Funds with $3,763,782,482 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
Lanny H. Sachnowitz(4)                 5 Registered Mutual Funds with $9,951,007,548 in total assets under management
-------------------------------------- --------------------------------------------------------------------------

(4) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM V.I. Aggressive Growth Fund on September 16, 2005. Information on other accounts they manage has been provided as of August 31, 2005."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM V.I. CAPITAL APPRECIATION FUND" on page G-7 - G-8 of the Statement of Additional
Information:

                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
     "NAME OF PORTFOLIO MANAGER                                        CATEGORY
-------------------------------------- --------------------------------------------------------------------------
                                       AIM V.I. CAPITAL APPRECIATION FUND
-------------------------------------- --------------------------------------------------------------------------
Kirk L. Anderson(5)                    12 Registered Mutual Funds with $5,994,696,613 in total assets under management

                                       4 Unregistered Pooled Investment Vehicles with $352,982,291 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
James G. Birdsall(5)                   4 Registered Mutual Funds with $3,763,782,482 in total assets under management
-------------------------------------- --------------------------------------------------------------------------
Robert J. Lloyd                        6 Registered Mutual Funds with $7,697,547,827 in total assets under management

                                       1 Unregistered Pooled Investment Vehicle with $80,376,093 in total assets under management

                                       234 Other Accounts with $37,271,075 in total assets under management(6)
-------------------------------------- --------------------------------------------------------------------------
Lanny H. Sachnowitz(5)                 5 Registered Mutual Funds with $9,951,007,548 in total assets under management
-------------------------------------- --------------------------------------------------------------------------

(5) Mr. Anderson, Mr. Birdsall and Mr. Sachnowitz each began serving as portfolio managers on AIM V.I. Capital Appreciation Fund on September 16, 2005. Information on other accounts they manage has been provided as of August 31, 2005.

(6) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."

                          AIM VARIABLE INSURANCE FUNDS


                            AIM V.I. CORE STOCK FUND
                             AIM V.I. DYNAMICS FUND
                        AIM V.I. FINANCIAL SERVICES FUND
                        AIM V.I. GLOBAL HEALTH CARE FUND
                              AIM V.I. LEISURE FUND
                       AIM V.I. SMALL COMPANY GROWTH FUND
                            AIM V.I. TECHNOLOGY FUND
                           AIM V.I. TOTAL RETURN FUND
                             AIM V.I. UTILITIES FUND
                                 SERIES I SHARES
                                SERIES II SHARES

                     Supplement dated September 20, 2005 to
          the Statement of Additional Information dated April 29, 2005 as supplemented May 23, 2005 and September 16, 2005


Information pertaining to Kirk L. Anderson and Bryan A. Unterhalter appearing under the headings "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM V.I. GLOBAL HEALTH CARE FUND" and "PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED - AIM V.I. GLOBAL HEALTH CARE FUND" on pages B-1, B-5 and B-6 of the Statement of Additional Information is deleted effective September 16, 2005.

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM V.I. SMALL COMPANY GROWTH FUND" on page B-1 of the Statement of Additional
Information:

                  "NAME OF PORTFOLIO MANAGER                     DOLLAR RANGE OF INVESTMENTS IN EACH FUND
     -----------------------------------------------------------------------------------------------------------
                                             AIM V.I. SMALL COMPANY GROWTH FUND
     ------------------------------------------------------ ----------------------------------------------------
     Juliet S. Ellis(3)                                                            None
     ------------------------------------------------------ ----------------------------------------------------
     Juan R. Hartsfield(3)                                                         None
     ------------------------------------------------------ ----------------------------------------------------

(3) Ms. Ellis and Mr. Hartsfield each began serving as portfolio manager on AIM V.I. Small Company Growth Fund on September 16, 2005. Ownership information has been provided as of August 31, 2005."


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM V.I. SMALL COMPANY GROWTH FUND" on page B-6 of the Statement of Additional Information:

                                            NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL
          "NAME OF PORTFOLIO MANAGER                              ASSETS BY CATEGORY
     --------------------------------------------------------------------------------------------------------
                                        AIM V.I. SMALL COMPANY GROWTH FUND
     ------------------------------------- ------------------------------------------------------------------
     Juliet S. Ellis(7)                    5 Registered Mutual Funds with $2,621,422,031 in total assets under management
     ------------------------------------- ------------------------------------------------------------------
     Juan R. Hartsfield(7)                 3 Registered Mutual Funds with $2,154,015,628 in total assets under management
     ------------------------------------- ------------------------------------------------------------------

(7) Ms. Ellis and Mr. Hartsfield each began serving as portfolio manager on AIM V.I. Small Company Growth Fund on September 16, 2005. Information on other accounts they manage is provided as of August 31, 2005."